Summary of Significant Accounting Policies - Fair Value of Financial Instruments (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Jan. 07, 2013	Nov. 15, 2013
2014 Convertible Debt [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	$ 3,800,000
2014 Convertible Debt [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible senior notes	3,500,000
2017 Convertible Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross		300,000,000
2017 Convertible Debt [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	300,000,000
2017 Convertible Debt [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible senior notes	396,000,000
Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent Consideration Fair Value		983,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent Consideration Fair Value		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent Consideration Fair Value		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent Consideration Fair Value		983,000
Acquisitions Prior to 2012 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent Consideration Fair Value	500,000
WG Healthcare [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent Consideration Fair Value	1,500,000		2,200,000
Biotech [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent Consideration Fair Value	$ 4,300,000			$ 4,300,000